Short Term Investments	12 Months Ended
Dec. 31, 2022
Short Term Investments [Abstract]
Short term investments

Note 7 — Short term investments

Short term investments consist of the following:

	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
Marketable securities	33,540,301	38,448,624	5,520,579

Fair value disclosure:

	December 31, 2021	December 31, 2021 Fair Value
		Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	33,540,301	33,540,301	—	—
	December 31, 2022	December 31, 2022 Fair Value
		Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	38,448,624	38,448,624	—	—

There is no transfer between the levels for the periods presented.

Gain (loss) from sales of investments amounted to of approximately RMB 12.3 million, RMB 2.5 million and (RMB 88.3 million) (USD 12.7 million) for the years ended December 31, 2020, 2021 and 2022, respectively.